Employee Benefit Expenses	12 Months Ended
Dec. 31, 2023
Employee Benefit Expenses [Abstract]
EMPLOYEE BENEFIT EXPENSES

18. EMPLOYEE BENEFIT EXPENSES

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues these benefits based on certain percentages of the qualified employees’ salaries. The Group recorded employee benefit expenses of RMB2,253 (US$327) and RMB 1,644 (US$232) for the years ended December 31, 2022 and 2023, respectively.